Business Segment Information (Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 segments		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Number of operating segments (in segments)														3
Summarized financial information of the reportable segments
Sales to external customers	$ 1,182,225	$ 1,265,400		$ 1,121,800	$ 1,125,752	$ 997,200	$ 1,140,300		$ 971,700	$ 961,100	$ 958,900	$ 2,257,205	$ 2,122,959	$ 4,510,201		$ 4,032,036		$ 4,365,262
Intersegment sales	0				0							0	0	0		0		0
Segment operating income	164,796				140,106							307,319	270,359	618,677		581,352		629,517
Depreciation and amortization														104,821		101,294		95,445
Identifiable assets	4,605,883	4,622,614					4,459,910					4,605,883		4,622,614		4,459,910		4,248,894
Capital expenditures														107,967		102,002		108,448
Gain from sale of manufacturing facility												10,549	595	149		(356)		(864)
FSG [Member]
Segment Reporting Information [Line Items]
Number of operating segments (in segments)														2
Reportable Segment [Member]
Summarized financial information of the reportable segments
Sales to external customers	1,182,225				1,125,752							2,257,205	2,122,959	4,510,201		4,032,036		4,365,262
Intersegment sales	37,651				43,142							74,556	83,628	162,729		118,343		125,215
Segment operating income	179,237				156,238							344,458	308,604	691,419		661,511		746,844
Depreciation and amortization														95,975		92,624		87,211
Identifiable assets		4,202,310					3,799,374							4,202,310		3,799,374		3,442,417
Capital expenditures														101,345		97,920		98,746
EPD [Member]
Summarized financial information of the reportable segments
Sales to external customers	570,494				539,213							1,090,336	1,038,973	2,239,405		2,087,040		2,249,265
Intersegment sales	16,163				18,080							31,129	42,091	81,978		65,636		67,023
Segment operating income	95,054				86,686							187,231	178,442	395,184		412,622		434,840
Depreciation and amortization														41,199		39,629		42,168
Identifiable assets		2,055,600					1,791,886							2,055,600		1,791,886		1,729,817
Capital expenditures														44,714		54,478		44,037
Gain from sale of manufacturing facility												10,400
IPD [Member]
Summarized financial information of the reportable segments
Sales to external customers	212,354				202,483							405,735	363,395	802,864		754,826		919,355
Intersegment sales	19,326				22,033							39,131	37,446	75,337		45,358		51,616
Segment operating income	23,830				9,617							41,181	22,693	62,906		68,480		107,886
Depreciation and amortization														13,864		18,089		15,903
Identifiable assets		740,179					664,573							740,179		664,573		700,992
Capital expenditures														12,834		12,130		22,351
FCD [Member]
Summarized financial information of the reportable segments
Sales to external customers	399,377				384,056							761,134	720,591	1,467,932		1,190,170		1,196,642
Intersegment sales	2,162				3,029							4,296	4,091	5,414		7,349		6,576
Segment operating income	60,353				59,935							116,046	107,469	233,329		180,409		204,118
Depreciation and amortization														40,912		34,906		29,140
Identifiable assets		1,406,531					1,342,915							1,406,531		1,342,915		1,011,608
Capital expenditures														43,797		31,312		32,358
Eliminations and All Others [Member]
Summarized financial information of the reportable segments
Sales to external customers	0				0							0	0	0	[1]	0	[1]	0	[1]
Intersegment sales	(37,651)				(43,142)							(74,556)	(83,628)	(162,729)	[1]	(118,343)	[1]	(125,215)	[1]
Segment operating income	(14,441)				(16,132)							(37,139)	(38,245)	(72,742)	[1]	(80,159)	[1]	(117,327)	[1]
Depreciation and amortization														8,846	[1]	8,670	[1]	8,234	[1]
Identifiable assets		420,304	[1]				660,536	[1]						420,304	[1]	660,536	[1]	806,477	[1]
Capital expenditures														$ 6,622	[1]	$ 4,082	[1]	$ 9,702	[1]

[1]	The changes in identifiable assets for "Eliminations and All Other" in 2011, 2010 and 2009 are primarily a result of changes in cash balances.